Note 6 - Accrued Expenses	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Notes to Financial Statements
Accounts Payable and Accrued Liabilities Disclosure [Text Block]

6.         Accrued Expenses

Accrued expenses as shown on the accompanying Condensed Consolidated Balance Sheets are composed of the following as of September 30, 2021 and December 31, 2020:

	September 30, 2021	December 31, 2020
Accrued salaries	$11,212	$279,696
Other accrued expenses	35,000	79,585
Total accrued expenses	$46,212	$359,281

4.         Accrued Expenses

Accrued expenses as shown on the accompanying Consolidated Balance Sheets is composed of the following as of December 31, 2020 and 2019:

	2020	2019
Accrued salaries and directors’ fees	$279,696	$1,732,702
Other accrued expenses	79,585	118,338
Total accrued expenses	$359,281	$1,851,040